Intangible assets other than goodwill (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	$ 128,257,441	$ 125,618,666
Additions (1)	5,124,679	9,015,090
Additions for business combinations (cost) (1)		962,619
Divestitures (cost)	(3,507,642)	(81,714)
Amortization of year	(3,512,196)	(2,502,684)
Conversion effect	2,307,183	(14,803,196)
Others increase (decreased) (2)	20,230,288	9,562,546
Changes	23,686,252	2,638,775
As of December	151,943,693	128,257,441
Trademarks
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	102,648,435	106,358,718
Additions (1)	0	0
Additions for business combinations (cost) (1)		962,619
Divestitures (cost)	0	0
Amortization of year	0	0
Conversion effect	2,093,513	(13,918,619)
Others increase (decreased) (2)	16,901,227	9,245,717
Changes	18,994,740	(3,710,283)
As of December	121,643,175	102,648,435
Software programs
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	22,274,185	15,848,334
Additions (1)	5,124,679	9,015,090
Additions for business combinations (cost) (1)		0
Divestitures (cost)	(3,507,642)	(81,714)
Amortization of year	(3,313,510)	(2,408,529)
Conversion effect	182,662	(713,228)
Others increase (decreased) (2)	1,239,653	230,951
Changes	2,804,404	6,425,851
As of December	25,078,589	22,274,185
Water rights
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	3,199,349	3,199,349
Additions (1)	0	0
Additions for business combinations (cost) (1)		0
Divestitures (cost)	0	0
Amortization of year	0	0
Conversion effect	0	0
Others increase (decreased) (2)	0	0
Changes	0	0
As of December	3,199,349	3,199,349
Distribution rights
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	135,472	212,265
Additions (1)	0	0
Additions for business combinations (cost) (1)		0
Divestitures (cost)	0	0
Amortization of year	(198,686)	(94,155)
Conversion effect	31,008	(171,349)
Others increase (decreased) (2)	2,089,408	85,878
Changes	1,887,108	(76,793)
As of December	2,022,580	135,472
Gross carrying amount [member]
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	157,967,484	153,312,139
As of December	182,121,992	157,967,484
Gross carrying amount [member] | Trademarks
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	102,648,435	106,358,718
As of December	121,643,175	102,648,435
Gross carrying amount [member] | Software programs
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	51,359,792	42,908,693
As of December	54,399,144	51,359,792
Gross carrying amount [member] | Water rights
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	3,199,349	3,199,349
As of December	3,199,349	3,199,349
Gross carrying amount [member] | Distribution rights
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	759,908	845,379
As of December	2,880,324	759,908
Accumulated depreciation and amortisation [member]
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	(29,710,043)	(27,693,473)
Divestitures (cost)	3,272,460	68,545
Effect of conversion (amortization)	(228,520)	417,569
As of December	(30,178,299)	(29,710,043)
Accumulated depreciation and amortisation [member] | Trademarks
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	0	0
Divestitures (cost)	0	0
Effect of conversion (amortization)	0	0
As of December	0	0
Accumulated depreciation and amortisation [member] | Software programs
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	(29,085,607)	(27,060,359)
Divestitures (cost)	3,272,460	68,545
Effect of conversion (amortization)	(193,898)	314,736
As of December	(29,320,555)	(29,085,607)
Accumulated depreciation and amortisation [member] | Water rights
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	0	0
Divestitures (cost)	0	0
Effect of conversion (amortization)	0	0
As of December	0	0
Accumulated depreciation and amortisation [member] | Distribution rights
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	(624,436)	(633,114)
Divestitures (cost)	0	0
Effect of conversion (amortization)	(34,622)	102,833
As of December	$ (857,744)	$ (624,436)